Stockholders' Deficiency (Details 1) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.58	$ 0.21
Outstanding Number of Warrants	8,903,159	2,812,498
Weighted Average Remaining Life In Years	4 years 8 months 12 days
Exercisable Number of Warrants	6,859,324
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.001
Outstanding Number of Warrants	2,043,835
Weighted Average Remaining Life In Years	0 years
Exercisable Number of Warrants	0
Exercise Pirce Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.750
Outstanding Number of Warrants	6,859,324
Weighted Average Remaining Life In Years	4 years 8 months 12 days
Exercisable Number of Warrants	6,859,324